UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMT

Nuveen Mortgage Opportunity Term Fund 2
Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 132.6% (95.6 of Total Investments)

	MORTGAGE-BACKED SECURITIES – 132.6% (95.6% of Total Investments)

	Residential – 132.6%

$1,085	Ares Collateralized Loan Obligation, Series 2012-2A	3.021%	10/12/23	A	$1,074,261
2,000	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	0.687%	10/25/35	B1	1,629,364
2,676	Asset Backed Funding Corporation, Asset-Backed Certificates, Series 2006-OPT1	0.437%	9/25/36	CCC	1,877,464
505	Babson CLO Limited, Series 2012-2A	3.921%	5/15/23	BBB	502,007
790	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	Caa3	498,665
753	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	618,403
1,291	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.484%	7/20/36	Ba3	1,202,577
925	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P	3.596%	4/14/33	BB–	821,251
843	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	765,910
600	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.650%	9/10/45	B+	601,546
255	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.740%	5/20/36	Caa2	239,913
2,079	Bank of America Funding Trust, 2007-A 2A1	0.354%	2/20/47	CCC	1,684,420
2,351	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.367%	1/25/37	Caa3	1,880,944
1,848	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007-AA1 2A1	0.377%	3/25/37	Caa3	1,589,256
855	Bear Stearns Adjustable Rate Mortgage Trust, 2005-3	2.762%	6/25/35	Caa2	791,745
281	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-2	2.807%	7/25/36	D	236,391
1,707	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-4	2.626%	10/25/36	D	1,447,525
439	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2005-12	2.499%	2/25/36	Caa3	365,920
1,749	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2005-12	2.717%	2/25/36	Caa3	1,556,414
731	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.731%	2/25/47	D	629,704
1,636	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.617%	8/25/46	Ca	1,223,169
650	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.912%	6/11/40	B1	659,457
2,000	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.677%	10/25/35	BB–	1,748,296
1,997	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2007-HE1	0.347%	6/25/37	Caa1	1,811,227
615	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH	4.447%	12/15/27	BB–	609,890
1,712	Chaseflex Trust Series 2007-2	0.477%	5/25/37	CCC	1,529,770
434	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subordinated REMIC Pass-Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	378,992
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29	3.110%	4/10/48	BBB–	155,552
266	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.786%	8/25/35	Caa2	245,662
166	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2006-AR2	2.678%	3/25/36	Caa3	152,303
270	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2006-AR7	2.699%	11/25/36	D	223,409
2,358	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.417%	1/25/37	CCC	1,674,288
464	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR8	2.797%	7/25/37	Caa3	434,148
1,180	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, 144A	4.574%	10/15/45	BBB	1,138,958

Nuveen Investments	1

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$350	Core Industrial Trust, Series 2015-CALW	3.979%	2/10/34	B	$325,371
693	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	4.512%	11/25/35	Ca	558,386
1,467	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	1,165,058
568	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	443,618
509	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.797%	10/25/36	Ca	377,020
1,500	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	1,246,975
595	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Ca	466,354
1,724	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates, Series 2007-HY7C A1	0.337%	8/25/37	Ca	1,469,150
672	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.667%	8/25/37	D	451,016
1,848	Countrywide CHL Mortgage Pass-Through Trust Certificates, Series 2006-HYB1	2.451%	3/20/36	Ca	1,669,630
830	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	D	743,281
1,389	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.464%	11/20/35	Caa3	1,238,203
225	Countrywide Home Loans Mortgage Pass-Through Trust Certificates, Series 2007-HY5	4.730%	9/25/37	D	205,933
1,788	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HY1 1A1	2.626%	4/25/37	D	1,671,282
1,318	Countrywide Home Loans, Mortgage Pass-Through Trust, Series 2007-HY04	2.723%	9/25/47	D	1,177,266
1,290	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.467%	11/25/35	BBB+	1,174,887
1,609	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.317%	8/25/36	CCC	995,443
252	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.407%	6/25/37	Caa3	198,040
521	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.790%	3/25/36	Caa3	402,391
323	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	2.943%	5/25/36	D	300,121
620	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1	3.801%	4/15/50	BBB–	532,264
1,400	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.362%	8/15/48	BBB–	1,103,256
795	Fannie Mae, Connecticut Avenue Securities, Series 2013-C01	5.447%	10/25/23	Aaa	839,129
295	Fannie Mae, Connecticut Avenue Securities, Series 2014-C01	4.597%	1/25/24	Aaa	297,784
315	Fannie Mae, Connecticut Avenue Securities, Series 2014-C02	2.797%	5/25/24	Aaa	277,738
455	Fannie Mae, Connecticut Avenue Securities, Series 2014-C02	2.797%	5/25/24	Aaa	408,718
1,090	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	3.197%	7/25/24	Aaa	985,951
1,200	Fannie Mae, Connecticut Avenue Securities, Series 2014-C04	5.097%	11/25/24	Aaa	1,203,751
1,825	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.747%	2/25/25	Aaa	1,812,720
1,575	Fannie Mae, Connecticut Avenue Securities, Series 2015-C02	4.197%	5/25/25	Aaa	1,499,932
1,085	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.197%	7/25/25	Aaa	1,083,687
779	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	Ca	644,366
412	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	D	302,198
1,636	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.248%	9/25/35	Caa2	1,457,184
459	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA10	0.997%	1/25/36	Caa2	321,924
1,082	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	2.317%	5/25/36	Ca	869,314
1,784	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.697%	2/25/37	Caa3	987,667
232	First Horizon Mortgage, Pass-Through Certificates, Series 2007-AR1	2.702%	5/25/37	D	184,186
129	First Horizon Mortgage, Pass-Through Certificates, Series 2007-AR2	2.714%	8/25/37	D	105,826
2,180	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.490%	6/25/42	Aaa	373,909
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.751%	11/25/40	Aaa	563,386
3,521	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.661%	7/25/41	Aaa	371,462
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.726%	9/25/41	Aaa	562,447
2,070	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K036, (I/O)	2.111%	12/25/41	Aaa	291,459

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$2,775	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.206%	1/25/24	Aaa	$412,993
3,305	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.017%	2/25/41	Aaa	321,421
1,912	Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF01, (I/O)	1.969%	7/25/40	Aaa	217,851
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.807%	1/25/43	Aaa	174,213
4,577	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.251%	1/25/41	Aaa	494,058
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series 2014-K37	4.558%	1/25/47	A–	237,143
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	273,704
1,150	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	1,192,688
1,111	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	979,285
978	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.045%	4/19/36	Caa3	875,320
646	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.427%	3/25/36	Caa3	601,536
1,771	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.647%	8/25/37	CCC	1,606,405
414	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR1	2.711%	3/25/47	D	356,452
2,247	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.661%	1/25/36	D	2,049,482
566	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	61,696
750	Gramercy Park CLO Limited, Series 2012-1AR	3.265%	7/17/23	A	746,559
629	GSAA Home Equity Trust, Series 2007-5	0.297%	3/25/47	CCC	339,465
839	GSAA Home Equity Trust, Series 2007-5	5.788%	3/25/47	Caa3	554,183
1,487	GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR2	2.535%	4/25/36	D	1,256,067
362	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	2.759%	5/25/37	D	297,390
1,469	HarborView Mortgage Loan Trust 2006-12	0.437%	12/19/36	Ca	1,002,924
1,200	Hilton USA Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-HLT, 144A	4.602%	11/05/30	Ba1	1,211,626
1,983	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.457%	1/25/36	Caa1	1,716,441
1,372	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	0.377%	12/25/36	CCC	1,206,462
1,309	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	2.606%	8/25/35	Caa3	1,094,680
1,955	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.514%	11/25/35	Caa3	1,667,408
525	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.407%	7/25/36	Caa3	431,850
867	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.317%	7/25/36	Caa3	706,621
177	IndyMac INDX Mortgage Loan Trust, Series 2006-AR25	2.908%	9/25/36	Ca	130,522
969	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.387%	10/25/36	CCC	639,791
447	IndyMac INDX Mortgage Loan Trust, Series 2006-AR35	0.367%	1/25/37	Caa3	362,583
816	IndyMac INDX Mortgage Loan Trust, Series 2006-AR39	0.377%	2/25/37	Caa3	666,070
672	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.647%	3/25/36	Ca	508,301
872	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.064%	7/25/37	Caa2	769,396
1,129	IndyMac INDX Mortgage Loan Trust, Series 2007-AR5	2.770%	5/25/37	Ca	857,928
2,067	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7	2.295%	6/25/37	Ca	1,636,155
471	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.689%	6/25/36	Caa2	406,474
976	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-S4	5.960%	12/25/36	Ca	816,197
905	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa1	929,426
314	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	279,273
1,393	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.577%	1/25/37	Caa3	879,547
1,300	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	1,299,292
700	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	711,705
1,250	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.457%	5/25/37	B3	992,516
1,102	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	2.700%	10/25/36	Caa2	964,142
173	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	2.850%	6/25/37	D	156,805
800	LB UBS Commercial Mortgage Trust, Series 2006-C4	5.838%	6/15/38	Ba2	817,454
1,067	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2014-2	2.193%	12/01/21	N/R	1,061,658

Nuveen Investments	3

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,176	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-2	2.193%	1/01/20	N/R	$1,168,142
2,163	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-3	2.193%	3/01/20	N/R	2,146,602
360	Marine Park CLO Limited, Series 2012-1A	3.834%	10/12/23	BBB	357,774
1,565	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.730%	8/25/36	Caa2	1,443,165
1,796	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	2.914%	6/25/37	D	1,512,416
1,100	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.073%	8/12/49	BB	1,119,456
2,333	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	0.487%	1/25/36	CCC	2,099,017
1,230	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.689%	3/12/44	BB	1,226,905
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-TOP21	5.499%	10/12/52	Baa1	627,708
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-TOP21	5.499%	10/12/52	Baa2	437,147
1,200	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.682%	4/15/49	Ba2	1,246,189
1,150	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	1,170,954
600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29	6.461%	1/11/43	BB	619,399
230	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.800%	3/25/36	Caa3	186,479
1,563	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,292,647
861	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.507%	9/25/37	Caa1	773,731
657	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.457%	12/25/35	BB+	595,757
1,844	Mortgage-IT Trust 2005-4	0.477%	10/25/35	BB+	1,682,266
360	Nationstar HECM Loan Trust, Series 2015-1A	7.021%	5/25/18	N/R	362,927
506	Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-AP3	5.607%	8/25/35	Caa3	373,143
750	Opteum Mortgage Acceptance Corporation, Asset Backed Pass-Through Certificates, Series 2006-1	0.497%	4/25/36	CCC	659,027
190	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	5.417%	4/25/35	B1	187,212
1,472	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	1,478,076
2,082	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	C	1,339,880
1,157	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.387%	7/25/36	Caa3	925,148
417	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 1006-QS10	0.497%	8/25/36	Caa3	257,839
1,914	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10	3.663%	9/25/35	Caa3	1,593,589
1,068	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	940,387
272	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	225,266
918	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.786%	1/25/36	Caa3	740,605
666	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	545,774
141	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.647%	8/25/36	Ca	88,478
950	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.697%	7/25/35	A	874,526
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.487%	2/25/36	B2	1,959,392
173	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	2.998%	9/25/35	Caa1	161,274
342	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2007-SA2	3.116%	4/25/37	Caa2	297,361

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,474	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2007-SA2	3.116%	4/25/37	Caa2	$1,282,814
1,423	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.512%	2/20/47	CC	1,233,434
115	Sierra Receivables Funding Company, Series 2011-1A	6.190%	4/20/26	BB	115,644
291	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.947%	1/25/35	B1	260,764
1,555	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.387%	7/25/37	CCC	1,128,587
2,850	Structured Agency Credit Risk Debt Notes, Series 2013-DN2	4.447%	11/25/23	N/R	2,848,504
280	Structured Agency Credit Risk Debt Notes, Series 2014-DN2	3.797%	4/25/24	N/R	262,945
405	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1	9.397%	10/25/27	N/R	469,741
1,315	Structured Agency Credit Risk Debt Notes, Series 2015-DNA2	7.747%	12/25/27	N/R	1,294,499
1,080	Structured Agency Credit Risk Debt Notes, Series 2015-HQ2	8.147%	5/25/25	N/R	1,084,039
1,630	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.661%	2/25/37	D	1,399,750
58	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-4	3.020%	10/25/37	Caa1	51,484
685	Voya CLO Limited, Series 2012-3AR	4.271%	10/15/22	BBB	684,597
1,300	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B3	1,311,580
455	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.671%	4/15/47	CCC	443,167
1,100	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	B1	1,119,763
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.281%	10/15/44	BB	1,104,434
522	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14	2.025%	11/25/36	D	461,583
1,035	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	1.018%	12/25/46	Caa3	803,951
431	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	1.793%	1/25/37	D	365,641
398	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.239%	6/25/37	D	347,229
1,458	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.027%	12/25/36	D	1,287,360
847	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR7	1.202%	7/25/46	Caa3	687,238
1,575	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,426,285
876	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA6	2.722%	12/28/37	D	754,877
205	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.105%	5/15/48	BBB–	172,562
781	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.777%	11/25/37	Caa2	687,823
819	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.745%	12/28/37	Caa3	756,978
410	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.599%	4/25/36	CC	396,870
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20	3.986%	5/15/47	N/R	618,602
$216,534	Total Long-Term Investments (cost $154,868,400)				159,908,045

Nuveen Investments	5

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.1% (4.4% of Total Investments)

	REPURCHASE AGREEMENTS – 6.1%

$7,322	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $7,322,213, collateralized by $7,140,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $7,470,225	0.000%	10/01/15	$7,322,213
	Total Short-Term Investments (cost $7,322,213)			7,322,213
	Total Investments (cost $162,190,613) – 138.7%			167,230,258
	Borrowings – (38.3)% (3), (4)			(46,200,000)
	Other Assets Less Liabilities – (0.4)% (5)			(437,149)
	Net Assets – 100%			$120,593,109

Investments in Derivatives as of September 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	Short	(18)	12/15	$(2,169,281)	$563	$(15,796)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$159,908,045	$ —	$159,908,045
Short-Term Investments:
Repurchase Agreements	—	7,322,213	—	7,322,213
Investment in Derivatives:
Futures Contracts*	(15,796)	—	—	(15,796)
Total	$(15,796)	$167,230,258	$ —	$167,214,462
*	Represents net unrealized appreciation (depreciation).

6	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $158,865,717.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$11,390,765
Depreciation	(3,026,224)
Net unrealized appreciation (depreciation) of investments	$8,364,541

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 27.6%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(I/O)	Interest only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015